LONG-TERM INVESTMENT (Details Textual)	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2011 CNY (¥)
Schedule Of Cost Method Investment [Line Items]
Other Assets, Noncurrent | $		$ 303,334	$ 313,066
Wenzhou Longlian Development [Member]
Schedule Of Cost Method Investment [Line Items]
Investment Income, Dividend	¥ 290,000
Wenzhou Longlian Development Co., Ltd. [Member]
Schedule Of Cost Method Investment [Line Items]
Equity Method Investment, Ownership Percentage				2.0833%
Equity Method Investments				¥ 2,083,300